Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Alexis Practical Tactical ETF
Shareholder Report [Line Items]
Fund Name	Alexis Practical Tactical ETF
Class Name	Alexis Practical Tactical ETF
Trading Symbol	LEXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
Additional Information Phone Number	1-866-LEXI-ETF (1-866-539-4383)
Additional Information Website	www.lexietf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Alexis Practical Tactical ETF	$46	0.85%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 145,607,011
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 559,497
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$145,607,011
Number of Holdings	37
Net Advisory Fee	$559,497
Portfolio Turnover	9%
30-Day SEC Yield	1.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(%)
Exchange Traded Funds	82.5%
Common Stocks	12.5%
U.S. Treasury Bills	1.7%
Cash & Other	3.3%

Updated Prospectus Web Address	www.lexietf.com

[1]
*	Annualized